Transition to IFRS	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
26. Transition to IFRS

The accounting policies set out in Note 2 have been consistently applied in preparing the consolidated financial statements as at January 31, 2019 and for the year ended January 31, 2019 and in the preparation of an opening IFRS statement of financial position at February 1, 2018 (“Transition Date”).

In preparing its opening and comparative IFRS statement of financial position, the Company has adjusted amounts reported previously in financial statements prepared in accordance with U.S. GAAP (“U.S. GAAP”). Explanations of how the transition from U.S. GAAP to IFRS has affected the Company’s equity and its comprehensive income (loss) are set out in the following reconciliations and the notes that accompany them.

The changes made to the consolidated statements of income (loss), comprehensive income (loss) and the consolidated statements of financial position have resulted in reclassification of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been prepared.

Pursuant to IFRS 1, the Company has applied IFRS on a retrospective basis, subject to the following relevant mandatory exceptions and voluntary exemptions to retrospective application of IFRS.

The Company has applied the following mandatory exceptions in its first IFRS financial statements:

Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP unless there is objective evidence that those estimates were made in error. The Company’s IFRS estimates as at the Transition Date are consistent with its U.S. GAAP estimates as at that date.

In accordance with IFRS 1, the Company has applied the following voluntary exemptions in the conversion from U.S. GAAP to IFRS:

Business combinations

IFRS 1 indicates that a first-time adopter may elect not to apply IFRS 3 Business Combinations retrospectively to business combinations that occurred before the date of transition to IFRS. The Company has elected to apply IFRS 3 to only those business combinations that occurred on or after the Transition Date and such business combinations have not been restated. As a result of this election, no adjustments were required to the Company’s consolidated statement of financial position as at the Transition Date.

Share-based payment transactions

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share-based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the later of the date of transition to IFRS and January 1, 2005. The Company has elected not to apply IFRS 2 to awards that vested prior to the Transition Date.

The Company has not elected to adopt the remaining voluntary exemptions under IFRS 1 or has determined that they do not apply to the Company.

In addition, the Company adopted IFRS 9 effective February 1, 2018.

Reconciliation of equity

	January 31, 2019 $	February 1, 2018 $
Equity under U.S. GAAP	3,509,632	(55,792)
IFRS adjustments to equity:
Leases (Note 26(a))	(65,223)	–
Convertible debentures (Note 26(b))	51,103	–
Total IFRS adjustments to equity	(14,120)	–
Total equity under IFRS	3,495,512	(55,792)

Reconciliation of comprehensive loss

Year Ended January 31, 2019 $
Comprehensive loss under U.S. GAAP	9,022,942
IFRS adjustments to comprehensive loss:
Leases (Note 26(a))	65,223
Convertible debentures (Note 26(b))	43,560
Total IFRS adjustments to comprehensive loss	108,783
Comprehensive loss under IFRS	9,131,725

Notes to the reconciliations The following notes should be read in conjunction with the accounting policies contained in Note 2.

(a)	Leases

Under U.S. GAAP, the Company adopted ASC 842, Leases, using the modified retrospective transition approach, which applies the provisions of the new guidance at the effective date without adjusting the comparative periods presented. Under IFRS, the Company is required to recognize ROU assets and lease liabilities as at its Transition Date.

(b)	Convertible debentures

Under U.S. GAAP, the Company classified the balance of its convertible debentures as liabilities. The Company evaluated its convertible debentures under IFRS and determined that a residual amount is required to be assigned to an equity component.